Variable Interest Entity (“VIE”) - Schedule of Condensed Income Statement (Details) - VIE’s [Member]	6 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)
Schedule of Condensed Income Statement [Line Items]
Operating revenues	¥ 128,728	$ 17,982	¥ 2,779,482
Gross profit	128,728	17,982	(210,922)
Loss from operations	(1,439,606)	(201,102)	(285,922,484)
Net (loss) income	¥ 7,141,269	$ 997,579	¥ (286,436,377)